Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	[3]	Receivables from shareholders		Share premium	Accumulated other comprehensive Income	Merger reserve	Capital reserve	Statutory reserve	Retained profits	Total
Beginning balance at Dec. 31, 2022	$ 10	[1],[2]	$ (10)	[1],[2]	$ 1,667	$ (2,631)	$ 1	$ 2,291	$ 247	$ 51,118	$ 52,693
Issuance of new shares	6		(3,200)	[1]	3,194
Profit and total comprehensive income for the year						(1,152)				11,501	10,349
Ending balance at Dec. 31, 2023	16		(3,210)		4,861	(3,783)	1	2,291	247	62,619	63,042
Issuance of new shares	2				6,884						6,886
Profit and total comprehensive income for the year						(1,912)				2,088	176
Ending balance at Dec. 31, 2024	18		(3,210)		11,745	(5,695)	1	2,291	247	64,707	70,104
Issuance of Founder Preferred Shares	2										2
Issuance of ordinary shares from Private Placement	12				709						721
Issuance of ordinary shares upon exercise of 2025 Warrants	37				3,851						3,888
Profit and total comprehensive income for the year						2,966				681	3,647
Ending balance at Dec. 31, 2025	$ 69		$ (3,210)		$ 16,305	$ (2,729)	$ 1	$ 2,291	$ 247	$ 65,388	$ 78,362

[1]	Giving retroactive effect to the issuance of shares at nominal consideration effected on January 10, 2023 (Note 20).
[2]	Giving retroactive effect to the subdivision of shares effected on September 27, 2023 (Note 20).
[3]	On December 30, 2025, the Company implemented a one-for-twenty reverse stock split of the Company’s authorized, issued and outstanding ordinary shares, including Founder Preferred Shares. All references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted (Note 20).